SHAREHOLDERS' EQUITY - Dividends and reserve calculations (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 07, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHAREHOLDERS' EQUITY
Minimum mandatory dividend, as a percentage of adjusted net income		25.00%
Minimum mandatory dividend, as a percentage of consolidated operating cash generation		10.00%
Net income for the year attributable to controlling shareholders		R$ 8,626,386	R$ (10,724,828)	R$ (2,817,518)
Accumulate losses absorption		(3,926,015)
Net income for the year after Accumulate losses absorption		4,700,371
Accrual of legal reserve		235,019
Accrual of reserve for tax incentives		812,909
Minimum mandatory dividends base		3,652,443
Proposed minimum mandatory dividends - 25%		913,111
Partial realization of deemed cost, net of tax effects		(140,515)
Reserve for the distribution of dividends		86,889
Remaining result		2,792,958
Reserve for capital increase - 90%		2,513,663
Special statutory reserve - 10%		R$ 279,295
Dividends paid			R$ 0
Interim dividends
SHAREHOLDERS' EQUITY
Aggregate amount of dividends declared	R$ 1,000,000